Logo:
                                     HARRIS
                                INSIGHT FUNDS(TM)


                              HARRIS INSIGHT FUNDS
                              Institutional Shares

                        Supplement dated December 3, 2001
                       to the Prospectus dated May 1, 2001




The following table replaces the corresponding table on page 17 of the Prospectus in its entirety under the section entitled Fees and Expenses - Equity Funds.

     SHAREHOLDER FEES (fees paid directly from your investment)
     ---------------------------------------------------------------------------

     MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                    None
     MAXIMUM DEFERRED SALES CHARGE (LOAD)                                None
     MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS         None
     REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED)                 2.00%*
     EXCHANGE FEE                                                        None

     * To discourage short-term trading, on shares purchased after December 26, 2001, you will be charged a 2.00% fee if you redeem shares from the Small-Cap Opportunity Fund, Small-Cap Value Fund, International Fund or the Emerging Markets Fund within 90 days of acquisition.

The following text replaces the corresponding text on page 38 of the Prospectus in its entirety under the section entitled Pricing Of Fund Shares - Money Market Funds.

    The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 2:30 p.m., Eastern time. The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

The following text replaces the corresponding paragraph regarding investment minimums on page 39 of the Prospectus in its entirety under the section entitled Shareholder Services - How To Buy Shares - Opening A New Account Is Easy.

    Effective December 17, 2001, the Institutional Shares Class of the Harris Insight Funds requires a minimum investment of $250,000 to initiate your investment program. This minimum investment is waived for directors, trustees, officers and employees of the Funds, Harris Investment Management, Inc. (HIM), Harris Trust and Savings Bank (Harris Trust) and its affiliated banks, the distributor and HIM's other investment advisory clients. This minimum investment is also waived for rollover accounts from existing clients of HIM or Harris Trust for which retirement plan services are currently provided. At the discretion of Fund management, advisory clients accounts may be aggregated to meet the minimum requirement.

The following text replaces the corresponding text on page 40 of the Prospectus in its entirety under the section entitled Shareholder Services - How To Sell Shares - Accessing Your Money Is Easy.

    Except for the Money Market Funds, each Fund reserves the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.

The following text is inserted on page 40 of the Prospectus immediately following the section entitled Shareholder Services - How To Sell Shares -- Accessing Your Money Is Easy.

    REDEMPTION FEE

    Each of the Small-Cap Opportunity Fund, the Small-Cap Value Fund, the Emerging Markets Fund and the International Fund is intended for long-term investors. In each such Fund, short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, each of the Small-Cap Opportunity Fund, the Small-Cap Value Fund, the Emerging Markets Fund and the International Fund assesses a redemption fee in the amount of 2.00% on redemptions of shares of these Funds purchased after December 26, 2001 that have been held for 90 days or less from the time of purchase.

    The redemption fee will be paid to the applicable Fund to help offset brokerage and other Fund costs associated with redemptions. Each Fund will use the "First-in, First-out" (FIFO) method to determine the holding period of an investor's shares. Under this method, the date of the redemption will be compared with the earliest purchase date of Fund shares held in the account. If this holding period is 90 days or less, the redemption fee will be assessed. Redemption fees are not sales loads or contingent deferred sales loads.

    The redemption fee does not apply to any shares purchased through the reinvestment of dividends or capital gains. The fee is waived on accounts managed by HIM or its affiliates. Fund management reserves the right to waive the redemption fee for specific transactions that are determined not to have a disruptive effect on the management of a Fund.

The following text replaces the corresponding text on page 40 of the Prospectus in its entirety under the section entitled Shareholder Services - How To Sell Shares - More About Redemptions - When Orders Are Processed.

    Your shares will be sold at the NAV next calculated after your order is received by the Funds' transfer agent in good order. Your order will be processed and a check for the proceeds will be mailed to you promptly.

    Payment by wire will be sent as follows:

    o For all Funds other than the Money Market Fund, redemption proceeds will generally be sent the following business day.

    o For the Money Market Fund, in the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will generally be sent by 2:30 p.m. (Eastern time); in the case of requests received by 3:30 p.m. (Eastern time), payment will generally be made by 5:00 p.m. (Eastern time); and in the case of requests received after 3:30 p.m. (Eastern time), payment will generally be made the next business day.

    Please note that proceeds for redemption requests made shortly after a recent purchase by check will be disbursed only after the check clears, which may take up to 15 days.

    Under the Investment Company Act, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

The following text is inserted on page 40 of the Prospectus under the section entitled Shareholder Services - How To Sell Shares - More About Redemptions.

    CHECKWRITING (FOR THE MONEY MARKET FUND)

    Checkwriting is available for the Harris Insight Money Market Fund. If you are an investor in the Fund and have completed the checkwriting portion of your application and signature card, you may redeem shares by writing a check against your account. When a check is presented to the Transfer Agent for payment, the Fund's Custodian will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the check.

    You will continue to earn income on your shares until a check is presented to the Transfer Agent for payment. The minimum check amount is $500.

    If you are opening a new account and wish to establish the checkwriting option, you must complete the account application and signature card. If you already have an account, you may contact the Harris Insight Funds at
    800.625.7073 for the necessary checkwriting application. Upon receipt of this form, checks will be forwarded to you.

    This privilege is not available for IRAs, SEP-IRAs, 401(k), 403(b), Keogh or other retirement accounts.

    The checkwriting privilege is subject to the customary rules and regulations governing checkwriting:

    o FOR JOINT TENANT ACCOUNTS, each shareholder must sign each check, unless the shareholders have authorized fewer signatures and such election is on file with the Fund's Transfer Agent.

    o A SUFFICIENT NUMBER OF SHARES IS REQUIRED to cover the amount of the check. If you do not own enough shares to cover a check when presented, the check will be returned to the payee marked "insufficient funds".

    o A CHECK MAY BE RETURNED if it is for less than $500 or if the check would require the redemption of shares purchased by check or electronic funds transfer within the ten previous business days.

    The Fund and the Custodian reserve the right to terminate or modify the checkwriting privilege or to impose a service fee in connection with the privilege.

    Charges may be imposed for returned checks, stop-payment orders, copies of cancelled checks and other special services.

The following text replaces the corresponding text on page 41 of the Prospectus in its entirety under the section entitled Shareholder Services - How To Sell Shares - Additional Shareholder Services and Information - Exchanging Shares.

    You can exchange your Institutional shares of a Fund for Institutional shares of any other Harris Insight Fund, provided that:

    o    Your shares have been held for at least seven days,

    o    Your account registrations for both Funds are the same,

    o The shares you wish to buy are registered for sale in your home state, and

    o You make no more than five "round trips" through a non-money market fund during a calendar year.

         A "round trip" is a redemption from a Fund followed by a purchase back into the same Fund. Fund management reserves the right to waive this limitation for specific transactions that are determined to be for de minimis amounts or are otherwise determined not to be detrimental to the management of a Fund.

    Under certain circumstances, the Funds may:

    o    Further limit the number of exchanges between Funds

    o    Reject a telephone exchange order

    o Modify or discontinue the exchange privilege upon 60 days' written notice

    The procedures that apply to redeeming shares also apply to exchanging shares.

This supplement supersedes the supplements dated July 12, 2001 and September 13, 2001.

                                                                  HIF-1197 12/01

Logo:
                                     HARRIS
                                INSIGHT FUNDS(TM)


                        HARRIS INSIGHT MONEY MARKET FUNDS
                              Institutional Shares

                        Supplement dated December 3, 2001
                       to the Prospectus dated May 1, 2001




The following text replaces the corresponding text on page 16 of the Prospectus in its entirety under the section entitled Pricing Of Fund Shares - How The Funds Calculate NAV.

    The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

    The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 2:30 p.m., Eastern time. The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

The following text replaces the corresponding paragraph regarding investment minimums on page 17 of the Prospectus in its entirety under the section entitled Shareholder Services - How To Buy Shares - Opening A New Account Is Easy.

    Effective December 17, 2001, the Institutional Shares Class of Harris Insight Funds requires a minimum investment of $250,000 to initiate your investment program. This minimum investment is waived for directors, trustees, officers and employees of the Funds, Harris Investment Management, Inc. (HIM), Harris Trust and Savings Bank (Harris Trust) and its affiliated banks, the distributor and HIM's other investment advisory clients. This minimum investment is also waived for rollover accounts from existing clients of HIM or Harris Trust for which retirement plan services are currently provided. At the discretion of Fund management, advisory clients accounts may be aggregated to meet the minimum requirement.

The following paragraph on page 19 of the Prospectus is deleted in its entirety under the section entitled Shareholder Services - How To Sell Shares - Accessing Your Money Is Easy.

    The Funds reserve the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.

The following text replaces the corresponding text on page 19 of the Prospectus in its entirety under the section entitled Shareholder Services - How To Sell Shares - More About Redemptions - When Orders Are Processed.

    Your shares will be sold at the NAV next calculated after your order is received by the Funds' transfer agent in good order. Your order will be processed and a check for the proceeds will be mailed to you promptly.

    Payment by wire will be sent as follows:

    o For the Tax-Exempt Money Market Fund and the Government Money Market Fund, redemption proceeds will generally be sent the following business day.

    o For the Money Market Fund, in the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will generally be sent by 2:30 p.m. (Eastern time); in the case of requests received by 3:30 p.m. (Eastern time), payment will generally be made by 5:00 p.m. (Eastern time); and in the case of requests received after 3:30 p.m. (Eastern time), payment will generally be made the next business day.

    Please note that proceeds for redemption requests made shortly after a recent purchase by check will be disbursed only after the check clears, which may take up to 15 days.

    Under the Investment Company Act, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

The following text is inserted on page 19 of the Prospectus under the section entitled Shareholder Services - How To Sell Shares - More About Redemptions.

    CHECKWRITING (FOR THE MONEY MARKET FUND)

    Checkwriting is available for the Harris Insight Money Market Fund. If you are an investor in the Fund and have completed the checkwriting portion of your application and signature card, you may redeem shares by writing a check against your account. When a check is presented to the Transfer Agent for payment, the Fund's Custodian will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the check.

    You will continue to earn income on your shares until a check is presented to the Transfer Agent for payment. The minimum check amount is $500.

    If you are opening a new account and wish to establish the checkwriting option, you must complete the account application and signature card. If you already have an account, you may contact the Harris Insight Funds at
    800.625.7073 for the necessary checkwriting application. Upon receipt of this form, checks will be forwarded to you.

    This privilege is not available for IRAs, SEP-IRAs, 401(k), 403(b), Keogh or other retirement accounts.

    The checkwriting privilege is subject to the customary rules and regulations governing checkwriting:

    o FOR JOINT TENANT ACCOUNTS, each shareholder must sign each check, unless the shareholders have authorized fewer signatures and such election is on file with the Fund's Transfer Agent.

    o A SUFFICIENT NUMBER OF SHARES IS REQUIRED to cover the amount of the check. If you do not own enough shares to cover a check when presented, the check will be returned to the payee marked "insufficient funds".

    o A CHECK MAY BE RETURNED if it is for less than $500 or if the check would require the redemption of shares purchased by check or electronic funds transfer within the ten previous business days.

    The Fund and the Custodian reserve the right to terminate or modify the checkwriting privilege or to impose a service fee in connection with the privilege.

    Charges may be imposed for returned checks, stop-payment orders, copies of cancelled checks and other special services.

The following text replaces the corresponding text on page 20 of the Prospectus in its entirety under the section entitled Shareholder Services - How To Sell Shares - Additional Shareholder Services and Information - Exchanging Shares.

    You can exchange your Institutional shares of a Fund for Institutional shares of any other Harris Insight Fund, provided that:

    o    Your shares have been held for at least seven days,

    o    Your account registration for both Funds are the same,

    o The shares you wish to buy are registered for sale in your home state, and

    o You make no more than five "round trips" through a non-money-market fund during a calendar year.

         A "round trip" is a redemption from a Fund followed by a purchase back into the same Fund. Fund management reserves the right to waive this limitation for specific transactions that are determined to be for de minimis amounts or are otherwise determined not to be detrimental to the management of a Fund.


    Under certain circumstances, the Funds may:

    o    Further limit the number of exchanges between Funds

    o    Reject a telephone exchange order

    o Modify or discontinue the exchange privilege upon 60 days' written notice

    The procedures that apply to redeeming shares also apply to exchanging shares.

This supplement supersedes the supplements dated July 12, 2001 and September 13, 2001.

                                                                  HIF-1196 12/01

Logo:
                                     HARRIS
                                INSIGHT FUNDS(TM)


                              HARRIS INSIGHT FUNDS
                                    N Shares

                        Supplement dated December 3, 2001
                       to the Prospectus dated May 1, 2001




The following table replaces the corresponding table on page 14 of the Prospectus in its entirety under the section entitled Fees and Expenses - Equity Funds.

     SHAREHOLDER FEES (fees paid directly from your investment)
     ---------------------------------------------------------------------------

     MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                     None
     MAXIMUM DEFERRED SALES CHARGE (LOAD)                                 None
     MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS          None
     REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED)                  2.00%*
     EXCHANGE FEE                                                         None

     * To discourage short-term trading, on shares purchased after December 26, 2001, you will be charged a 2.00% fee if you redeem shares from the Small-Cap Opportunity Fund, Small-Cap Value Fund, International Fund or the Emerging Markets Fund within 90 days of acquisition.

The following text replaces the corresponding text on page 34 of the Prospectus in its entirety under the section entitled Pricing Of Fund Shares - Money Market Funds.

    The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 2:30 p.m., Eastern time. The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

The following text replaces the corresponding text on page 36 of the Prospectus in its entirety under the section entitled Shareholder Services - How To Sell Shares - Accessing Your Money Is Easy.

    Except for the Money Market Funds, each Fund reserves the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.

The following text is inserted on page 36 of the Prospectus immediately after the section entitled Shareholder Services - How To Sell Shares -- Accessing Your Money is Easy.

    REDEMPTION FEE

    Each of the Small-Cap Opportunity Fund, the Small-Cap Value Fund, the Emerging Markets Fund and the International Fund is intended for long-term investors. In each such Fund, short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, each of the Small-Cap Opportunity Fund, the Small-Cap Value Fund, the Emerging Markets Fund and the International Fund assesses a redemption fee in the amount of 2.00% on redemptions of shares of these Funds that have been held for 90 days or less from the time of purchase.

    The redemption fee will be paid to the applicable Fund to help offset brokerage and other Fund costs associated with redemptions. Each Fund will use the "First-in, First-out" (FIFO) method to determine the holding period of an investor's shares. Under this method, the date of the redemption will be compared with the earliest purchase date of Fund shares held in the account.
    If this holding period is 90 days or less, the redemption fee will be assessed. Redemption fees are not sales loads or contingent deferred sales loads.

    The redemption fee does not apply to any shares purchased through the reinvestment of dividends or capital gains. The fee is waived on accounts managed by HIM or its affiliates. Fund management reserves the right to waive the redemption fee for specific transactions that are determined not to have a disruptive effect on the management of a Fund.

The following text replaces the corresponding text on page 36 of the Prospectus in its entirety under the section entitled Shareholder Services - How To Sell Shares - More About Redemptions - When Orders Are Processed.

    Your shares will be sold at the NAV next calculated after your order is received by the Funds' transfer agent in good order. Your order will be processed and a check for the proceeds will be mailed to you promptly.

    Payment by wire will be sent as follows:

    o For all Funds other than the Money Market Fund, redemption proceeds will generally be sent the following business day.

    o For the Money Market Fund, in the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will generally be sent by 2:30 p.m. (Eastern time); in the case of requests received by 3:30 p.m. (Eastern time), payment will generally be made by 5:00 p.m. (Eastern time); and in the case of requests received after 3:30 p.m. (Eastern time), payment will generally be made the next business day.

    Please note that proceeds for redemption requests made shortly after a recent purchase by check will be disbursed only after the check clears, which may take up to 15 days.

    Under the Investment Company Act, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

The following text replaces the corresponding text on page 38 of the Prospectus in its entirety under the section entitled Shareholder Services - How To Sell Shares - Additional Shareholder Services and Information - Exchanging Shares.

    You can exchange your N Shares of a Fund for N Shares of any other Harris Insight Fund without a sales charge, provided that:

    o    Your shares have been held for at least seven days,

    o    Your account registration for both Funds stays the same,

    o The shares you wish to buy are registered for sale in your home state, and

    o You make no more than five "round trips" through a non-money market fund during calendar year.

         A "round trip" is a redemption from a Fund followed by a purchase back into the same Fund. Fund management reserves the right to waive this limitation for specific transactions that are determined to be for de minimis amounts or are otherwise determined not to be detrimental to the management of a Fund.

    If you purchased N Shares of a Harris Insight Money Market Fund by an exchange of A Shares of another Fund, those N Shares (but not other N Shares, including shares acquired by reinvestment of dividends on the exchanged A Shares) may be exchanged for and invested in A Shares of any Fund without a sales charge. Any other N Shares of a Fund may be exchanged for and invested in A Shares of any other Fund subject to the then-applicable sales charge.

    The Harris Insight Funds A Shares are offered by a separate prospectus.

    Each Fund reserves the right to terminate temporarily or permanently the exchange privilege of any investor who makes more than five exchanges out of a Fund in a calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the five-exchange limit. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

    Each Fund reserves the right to refuse an exchange by any person or group if, in HIM's or Harris Trust's judgment, the Fund to be purchased might be unable to invest the money effectively in accordance with its investment objective and policies or might otherwise be adversely affected. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days' written notice.

    The procedures that apply to redeeming shares also apply to exchanging shares.

This supplement supersedes the supplements dated July 12, 2001 and September 13, 2001.

                                                                  HIF-1297 12/01

Logo:
                                     HARRIS
                                INSIGHT FUNDS(TM)


                        HARRIS INSIGHT MONEY MARKET FUNDS
                                    N Shares

                        Supplement dated December 3, 2001
                       to the Prospectus dated May 1, 2001


The following text replaces the corresponding text on page 15 of the Prospectus in its entirety under the section entitled Pricing Of Fund Shares - How The Funds Calculate NAV.

    The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

    The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 2:30 p.m., Eastern time. The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

The following paragraph on page 18 of the Prospectus is deleted in its entirety under the section entitled Shareholder Services - How To Sell Shares - Accessing Your Money Is Easy.

    The Funds reserve the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.

The following text replaces the corresponding text on page 19 of the Prospectus in its entirety under the section entitled Shareholder Services - How To Sell Shares - More About Redemptions - When Orders Are Processed.

    Your shares will be sold at the NAV next calculated after your order is received by the Funds' transfer agent in good order. Your order will be processed and a check for the proceeds will be mailed to you promptly.

    Payment by wire will be sent as follows:

    o For the Tax-Exempt Money Market Fund and the Government Money Market Fund, redemption proceeds will generally be sent the following business day.

    o For the Money Market Fund, in the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will generally be sent by 2:30 p.m. (Eastern time); in the case of requests received by 3:30 p.m. (Eastern time), payment will generally be made by 5:00 p.m. (Eastern time); and in the case of requests received after 3:30 p.m. (Eastern time), payment will generally be made the next business day.

    Please note that proceeds for redemption requests made shortly after a recent purchase by check will be disbursed only after the check clears, which may take up to 15 days.

    Under the Investment Company Act, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

The following text replaces the corresponding text on page 20 of the Prospectus in its entirety under the section entitled Shareholder Services - How To Sell Shares - Additional Shareholder Services and Information - Exchanging Shares.

    You can exchange your N Shares of a Fund for N Shares of any other Harris Insight Fund without a sales charge, provided that:

    o    Your shares have been held for at least seven days,

    o    Your account registration for both Funds stays the same,

    o The shares you wish to buy are registered for sale in your home state, and

    o You make no more than five "round trips" through a non-money market fund during calendar year.

         A "round trip" is a redemption from a Fund followed by a purchase back into the same Fund. Fund management reserves the right to waive this limitation for specific transactions that are determined to be for de minimis amounts or are otherwise determined not to be detrimental to the management of a Fund.

    If you purchased N Shares of a Harris Insight Money Market Fund by an exchange of A Shares of another Fund, those N Shares (but not other N Shares, including shares acquired by reinvestment of dividends on the exchanged A Shares) may be exchanged for and invested in A Shares of any Fund without a sales charge. Any other N Shares of a Fund may be exchanged for and invested in A Shares of any other Fund subject to the then-applicable sales charge.

    The Harris Insight Funds A Shares are offered by a separate prospectus.

    Each Fund reserves the right to terminate temporarily or permanently the exchange privilege of any investor who makes more than five exchanges out of a Fund in a calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the five-exchange limit. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

    Each Fund reserves the right to refuse an exchange by any person or group if, in HIM's or Harris Trust's judgment, the Fund to be purchased might be unable to invest the money effectively in accordance with its investment objective and policies or might otherwise be adversely affected. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days' written notice.

    The procedures that apply to redeeming shares also apply to exchanging shares.

This supplement supersedes the supplements dated July 12, 2001 and September 13, 2001.

                                                                  HIF-1097 12/01

Logo:
                                     HARRIS
                                INSIGHT FUNDS(TM)


                        HARRIS INSIGHT MONEY MARKET FUND
                                 Exchange Shares

                        Supplement dated December 3, 2001
                      to the Prospectus dated June 1, 2001




The following text replaces the corresponding text on page 6 of the Prospectus in its entirety under the section entitled Pricing Of Fund Shares - How The Funds Calculate NAV.

    The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

    The NAV for the Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by the Fund are valued at amortized cost, which is approximately equal to market value.

The following paragraph on page 9 of the Prospectus is deleted in its entirety under the section entitled Shareholder Services - How To Sell Shares - Accessing Your Money Is Easy.

    The Fund reserves the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect the Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.

The following text replaces the corresponding text on page 9 in its entirety under the section entitled Shareholder Services - How To Sell Shares - More About Redemptions - When Orders Are Processed.

    Your shares will be sold at the NAV next calculated after your order is received by the Funds' transfer agent in good order. Your order will be processed and a check for the proceeds will be mailed to you promptly.

    Payment by wire will be sent as follows:

    o In the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will be sent by 2:30 p.m. (Eastern time);

    o In the case of requests received by 3:30 p.m. (Eastern time), payment will be made by 5:00 p.m. (Eastern time); and

    o In the case of requests received after 3:30 p.m. (Eastern time), payment will be made the next business day.

    Please note that proceeds for redemption requests made shortly after a recent purchase by check will be disbursed only after the check clears, which may take up to 15 days.

    Under the Investment Company Act, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

This supplement supersedes the supplements dated July 12, 2001 and September 13, 2001.

                                                                  HIF-5097 12/01

Logo:
                                     HARRIS
                                INSIGHT FUNDS(TM)


                              HARRIS INSIGHT FUNDS
                                    A Shares

                        Supplement dated December 3, 2001
                       to the Prospectus dated May 1, 2001


The following text replaces the corresponding text on page 34 of the Prospectus in its entirety under the section entitled Shareholder Services - How To Sell Shares - Additional Shareholder Services and Information - Exchanging Shares.

    You may exchange your A Shares of a Fund for A Shares of any other Harris Insight Fund or for N Shares of any Harris Insight Money Market Fund without a sales charge, provided that:

    o    Your shares have been held for at least seven days,

    o    Your account registration for both Funds stays the same,

    o The shares you wish to buy are registered for sale in your home state, and

    o You make no more than five "round trips" through a non-money market fund during calendar year.

         A "round trip" is a redemption from a Fund followed by a purchase back into the same Fund. Fund management reserves the right to waive this limitation for specific transactions that are determined to be for de minimis amounts or are otherwise determined not to be detrimental to the management of a Fund.

    Any N Shares of a Harris Insight Money Market Fund that you obtain by an exchange of A Shares of another Fund may in turn be exchanged for and invested in A Shares of any Fund without a sales charge. A sales charge will apply to exchanges of N Shares from a Harris Insight Money Market Fund if those Shares (a) were not purchased through a previous exchange from A Shares of a Fund or (b) are attributable to dividends and interest earned on Harris Money Market Funds N Shares.

    The Harris Insight Money Market Funds N Shares are offered by a separate prospectus.

    Each Fund reserves the right to terminate temporarily or permanently the exchange privilege of any investor who makes more than five exchanges out of a Fund in a calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the five-exchange limit. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

    Each Fund reserves the right to refuse an exchange by any person or group if, in HIM's or Harris Trust's judgment, the Fund to be purchased might be unable to invest the money effectively in accordance with its investment objective and policies or might otherwise be adversely affected. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days' written notice.

    The procedures that apply to redeeming shares also apply to exchanging shares.

                                                                  HIF-1397 12/01

Logo:
                                     HARRIS
                                INSIGHT FUNDS(TM)


                              HARRIS INSIGHT FUNDS
                                    B Shares

                        Supplement dated December 3, 2001
                     to the Prospectus dated August 14, 2001




The following text replaces the corresponding text on page 38 of the Prospectus in its entirety under the section entitled Pricing Of Fund Shares - Money Market Funds.

    The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by the Money Market Fund are valued at amortized cost, which is approximately equal to market value.

The following text replaces the corresponding text on page 42 of the Prospectus in its entirety under the section entitled Shareholder Services - How To Sell Shares - More About Redemptions - When Orders Are Processed.

    Your shares will be sold at the NAV next calculated after your order is received by the Funds' transfer agent in good order. Your order will be processed and a check for the proceeds, less any applicable CDSC, will be mailed to you promptly.

    Payment by wire will generally be sent as follows:

    o For all Funds other than the Money Market Fund, redemption proceeds will generally be sent the following business day.

    o For the Money Market Fund, in the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will generally be sent by 2:30 p.m. (Eastern time); in the case of requests received by 3:30 p.m. (Eastern time), payment will generally be made by 5:00 p.m. (Eastern time); and in the case of requests received after 3:30 p.m. (Eastern time), payment will generally be made the next business day.

    Please note that proceeds for redemption requests made shortly after a recent purchase by check will be disbursed only after the check clears, which may take up to 15 days.

    Under the Investment Company Act, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

The following text replaces the corresponding text on page 43 of the Prospectus in its entirety under the section entitled Shareholder Services - How To Sell Shares - Additional Shareholder Services and Information - Exchanging Shares.

    You can exchange your B Shares of a Fund for B Shares of any other Harris Insight Fund without a sales charge, provided that:

    o    Your shares have been held for at least seven days,

    o    Your account registration for both Funds stays the same,

    o The shares you wish to buy are registered for sale in your home state, and

    o You make no more than five "round trips" through a non-money market fund during a calendar year.

         A "round trip" is a redemption from a Fund followed by a purchase back into the same Fund. Fund management reserves the right to waive this limitation for specific transactions that are determined to be for de minimis amounts or are otherwise determined not to be detrimental to the management of a Fund.


    Each Fund reserves the right to terminate temporarily or permanently the exchange privilege of any investor who makes more than five exchanges out of a Fund in a calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the five-exchange limit. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

    Each Fund reserves the right to refuse an exchange by any person or group if, in HIM's or Harris Trust's judgment, the Fund to be purchased might be unable to invest the money effectively in accordance with its investment objective and policies or might otherwise be adversely affected. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days' written notice.

    The procedures that apply to redeeming shares also apply to exchanging shares.

This supplement supersedes the supplement dated September 13, 2001.

                                                                  HIF-1497 12/01